Loss on sale of vessel - Additional information (Details) - USD ($)	1 Months Ended		9 Months Ended
	May 31, 2019	Feb. 28, 2019	Sep. 30, 2020	Sep. 30, 2019
Lessee, Lease, Description [Line Items]
Loss on sale of vessels			$ 0	$ 13,162,192
Ardmore Seamaster [Member]
Lessee, Lease, Description [Line Items]
Vessel sales price		$ 9,700,000
Loss on sale of vessels		$ 6,600,000		6,569,763
Ardmore Seafarer [Member]
Lessee, Lease, Description [Line Items]
Vessel sales price	$ 9,100,000
Loss on sale of vessels	$ 6,600,000			$ 6,592,429